GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Details Narrative)	12 Months Ended
Dec. 31, 2022
Single Customer [Member] | Revenue, Segment Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%